--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: February 28, 2006

                                                      Estimated average burden
                                                      hours per response: 20.00
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number     811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1800 Bayberry Court, Suite 103           Richmond, Virginia         23226
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401
                                                    -------------------

Date of fiscal year end:       June 30, 2005
                         ------------------------------

Date of reporting period:      September 30, 2004
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                             TFS MARKET NEUTRAL FUND
                             Portfolio of Investments
                         September 30, 2004 (Unaudited)

================================================================================
 SHARES  COMMON STOCKS - 97.4%                                          VALUE
--------------------------------------------------------------------------------
         CONSUMER DISCRETIONARY - 20.7%
  2,000  99 Cents Only Stores (a)                                   $   28,460
    400  AGL Resources, Inc.                                            12,308
  1,000  Ameristar Casinos, Inc.                                        30,250
  1,400  Big 5 Sporting Goods Corp.                                     31,920
  1,000  Brink's Co. (The)                                              30,170
  1,100  Buckle, Inc. (The)                                             30,217
  1,500  CDI Corp.                                                      30,750
    600  Choice Hotels International, Inc.                              34,554
  1,000  CSS Industries, Inc.                                           30,940
  1,400  Ennis Business Forms, Inc.                                     29,988
    900  John Wiley & Sons, Inc. - Class A                              28,755
  2,000  LA-Z-BOY, Inc.                                                 30,360
    500  Media General, Inc. - Class A                                  27,975
    800  Regis Corp.                                                    32,176
  2,900  Stride Rite Corp.                                              29,725
  1,000  Talbots, Inc.                                                  24,790
  1,600  Thomas Nelson, Inc.                                            31,280
  1,600  TRW Automotive Holdings Corp. (a)                              30,160
                                                                    ------------
                                                                       524,778
                                                                    ------------

         CONSUMER STAPLES - 3.6%
  1,600  7-Eleven, Inc. (a)                                             31,968
    800  IHOP Corp.                                                     30,568
  1,800  Smart & Final, Inc. (a)                                        30,168
                                                                    ------------
                                                                        92,704
                                                                    ------------
         ENERGY - 15.1%
  1,500  Comstock Resources, Inc. (a)                                   31,380
  1,400  Holly Corp.                                                    35,700
  1,900  Hornbeck Offshore Services, Inc. (a)                           31,350
    800  Hydril (a)                                                     34,360
  2,000  MKS Instruments, Inc. (a)                                      30,640
  1,700  NS Group, Inc. (a)                                             31,450
  1,800  Oil States International, Inc. (a)                             33,660
  1,800  RPC, Inc.                                                      32,184
  2,600  Superior Energy Services, Inc. (a)                             33,592
    800  Universal Compression Holdings, Inc. (a)                       27,256
  1,400  WESCO International, Inc. (a)                                  33,950
    800  World Fuel Services Corp.                                      28,640
                                                                    ------------
                                                                       384,162
                                                                    ------------
         FINANCIALS - 13.3%
  1,600  BankAtlantic Bancorp, Inc. - Class A                           29,312
    800  Hudson United Bancorp                                          29,480
  5,800  Instinet Group, Inc. (a)                                       29,174
    800  International Bancshares Corp.                                 29,400
    800  LandAmerica Financial Group, Inc.                              36,400

                            TFS MARKET NEUTRAL FUND
                      Portfolio of Investments (Continued)
                         September 30, 2004 (Unaudited)

================================================================================
 SHARES  COMMON STOCKS - 97.4% (Continued)                              VALUE
--------------------------------------------------------------------------------
         FINANCIALS - 13.3% (Continued)
  1,800  MoneyGram International, Inc.                              $   30,744
  3,000  Partner's Trust Financial Group, Inc.                          31,080
  1,200  Signature Bank (a)                                             32,100
    400  StanCorp Financial Group, Inc.                                 28,480
  1,000  Texas Regional Bancshares, Inc. - Class A                      31,090
  2,400  Universal American Financial Corp. (a)                         31,032
                                                                    ------------
                                                                       338,292
                                                                    ------------
         HEALTH CARE - 5.9%
  4,100  Alliance Imaging, Inc. (a)                                     30,627
  1,600  Aspect Medical Systems, Inc. (a)                               28,944
  1,000  Genesis Healthcare Corp. (a)                                   30,410
  1,000  Matria Healthcare, Inc. (a)                                    28,310
  2,400  Select Medical Corp.                                           32,232
                                                                    ------------
                                                                       150,523
                                                                    ------------
         INDUSTRIALS - 15.6%
    800  Banta Corp.                                                    31,800
  2,400  Blount International, Inc. (a)                                 31,440
    400  Briggs & Stratton Corp.                                        32,480
    400  Carlisle Companies, Inc.                                       25,572
    700  Consolidated Graphics, Inc. (a)                                29,330
    600  Harsco Corp.                                                   26,940
    400  Kennametal, Inc.                                               18,060
  1,000  Old Dominion Freight Line, Inc. (a)                            28,810
  2,200  Perini Corp. (a)                                               31,372
  1,400  Sirva, Inc. (a)                                                32,060
    800  United Defense Industries, Inc. (a)                            31,992
    400  United Industrial Corp.                                        13,156
  1,900  Walter Industries, Inc.                                        30,438
  1,600  Werner Enterprises, Inc.                                       30,896
                                                                    ------------
                                                                       394,346
                                                                    ------------
         INFORMATION TECH. - 13.5%
  3,200  eSPEED, Inc. - Class A (a)                                     31,456
  2,000  Keane, Inc. (a)                                                30,720
  1,200  Open Solutions, Inc. (a)                                       29,964
    800  Plantronics, Inc.                                              34,592
  1,400  Polycom, Inc. (a)                                              27,748
  1,600  Progress Software Corp. (a)                                    31,840
  2,400  SiRF Technology Holdings, Inc. (a)                             34,152
  4,400  SonicWALL, Inc. (a)                                            29,744
  1,600  SS&C Technologies, Inc.                                        31,248
  2,200  Sybase, Inc. (a)                                               30,338
  3,400  Western Digital Corp. (a)                                      29,886
                                                                    ------------
                                                                       341,688
                                                                    ------------

                             TFS MARKET NEUTRAL FUND
                      Portfolio of Investments (Continued)
                         September 30, 2004 (Unaudited)

================================================================================
 SHARES  COMMON STOCKS - 97.4% (Continued)                              VALUE
--------------------------------------------------------------------------------
         MATERIALS - 7.3%
    900  Drew Industries, Inc. (a)                                  $   32,265
  1,600  Kadant, Inc. (a)                                               29,376
  1,000  NCI Building Systems, Inc. (a)                                 31,900
  1,800  RPM International, Inc.                                        31,770
    600  Silgan Holdings, Inc.                                          27,780
    600  Texas Industries, Inc.                                         30,864
                                                                    ------------
                                                                       183,955
                                                                    ------------
         UTILITIES - 2.4%
  1,500  Southern Union Co. (a)                                         30,750
    800  UGI Corp.                                                      29,808
                                                                    ------------
                                                                        60,558
                                                                    ------------
         TOTAL COMMON STOCKS (Cost $2,402,079)                      $2,471,006
                                                                    ------------

================================================================================
 SHARES  MONEY MARKET SECURITIES - 2.9%                                 VALUE
--------------------------------------------------------------------------------
 72,293  First American Treasury Obligation - Class Y
          (Cost $72,293)                                            $   72,293
                                                                    ------------

         TOTAL INVESTMENTS AT VALUE - 100.3% (Cost $2,474,372)      $2,543,299

         LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                 (6,644)
                                                                    ------------
         TOTAL NET ASSETS - 100%                                    $2,536,655
                                                                    ============

(a) Non-income producing security.

 See accompanying notes to Portfolio of Investments.

                             TFS MARKET NEUTRAL FUND
                        Schedule of Securities Sold Short
                         September 30, 2004 (Unaudited)

================================================================================
 SHARES  COMMON STOCKS - 61.3%                                          VALUE
--------------------------------------------------------------------------------
         CONSUMER DISCRETIONARY - 15.3%
    600  Bandag, Inc.                                               $   26,280
  2,700  Callaway Golf Co.                                              28,539
  1,000  Deckers Outdoor Corp. (a)                                      34,000
  1,100  Helen of Troy Ltd. (a)                                         29,942
  2,200  Labor Ready, Inc. (a)                                          30,844
  1,400  LeapFrog Enterprises, Inc. (a)                                 28,350
  1,700  Movie Gallery, Inc.                                            29,801
    700  Oxford Industries, Inc.                                        26,075
  1,400  Priceline.com, Inc. (a)                                        31,038
    900  Shuffle Master, Inc. (a)                                       33,714
  1,000  Superior Industries International, Inc.                        29,950
  1,000  Wabash National Corp. (a)                                      27,470
  1,500  West Marine, Inc.(a)                                           32,070
                                                                    ------------
                                                                       388,073
                                                                    ------------
         CONSUMER STAPLES - 4.7%
  1,100  American Italian Pasta Co. - Class A                           28,765
  1,300  Central European Distribution Corp. (a)                        29,042
  1,200  Mobile Mini, Inc. (a)                                          29,760
  1,800  Tupperware Corp.                                               30,564
                                                                    ------------
                                                                       118,131
                                                                    ------------
         ENERGY - 2.8%
  1,500  Cheniere Energy, Inc. (a)                                      29,640
  3,300  KFX, Inc. (a)                                                  25,443
  1,200  McMoran Exploration Co. (a)                                    15,636
                                                                    ------------
                                                                        70,719
                                                                    ------------
         FINANCIALS - 7.9%
    600  Affiliated Managers Group, Inc. (a)                            32,124
    600  Global Payments, Inc.                                          32,130
  2,300  Metris Companies, Inc. (a)                                     22,494
    500  Philadelphia Consolidated Holding Corp. (a)                    27,560
  1,000  Portfolio Recovery Associates, Inc. (a)                        29,390
  1,000  PrivateBancorp, Inc.                                           26,960
  1,400  Riggs National Corp.                                           31,080
                                                                    ------------
                                                                       201,738
                                                                    ------------
         HEALTH CARE - 9.1%
  1,100  American Healthways, Inc. (a)                                  32,021
  1,100  ArthroCare Corp. (a)                                           32,219
    600  Charles River Laboratories International, Inc. (a)             27,480
  1,600  CV Therapeutics, Inc. (a)                                      20,000
  1,400  Nautilus Group, Inc. (The)                                     31,626
  1,600  Odyssey Healthcare, Inc. (a)                                   28,400
  1,000  PolyMedica Corp.                                               30,800
    800  Sunrise Senior Living, Inc. (a)                                28,096
                                                                    ------------
                                                                       230,642
                                                                    ------------

                            TFS MARKET NEUTRAL FUND
                  Schedule of Securities Sold Short (Continued)
                         September 30, 2004 (Unaudited)

================================================================================
 SHARES  COMMON STOCKS - 61.3% (Continued)                              VALUE
--------------------------------------------------------------------------------
         INDUSTRIALS - 6.1%
  5,200  America West Holdings Corp. - Class B (a)                  $   28,080
  3,400  AMR Corp. (a)                                                  24,922
  2,500  Central Freight Lines, Inc. (a)                                15,025
  2,200  GenCorp, Inc.                                                  29,810
  1,400  JLG Industries, Inc.                                           23,520
  1,100  Trinity Industries                                             34,287
                                                                    ------------
                                                                       155,644
                                                                    ------------

         INFORMATION TECHNOLOGY - 3.6%
  4,400  Aspen Technology, Inc. (a)                                     30,756
  1,800  DuPont Photomasks, Inc. (a)                                    30,672
  1,800  Sonic Solutions (a)                                            29,376
                                                                    ------------
                                                                        90,804
                                                                    ------------

         MATERIALS - 3.6%
  2,900  Champion Enterprises, Inc. (a)                                 29,841
  1,200  Great Lakes Chemical Corp.                                     30,720
  1,700  USG Corp. (a)                                                  30,991
                                                                    ------------
                                                                        91,552
                                                                    ------------

         UTILITIES - 8.2%
  2,000  Allegheny Energy, Inc. (a)                                     31,920
  3,200  CMS Energy Corp. (a)                                           30,464
    800  IDACORP, Inc.                                                  23,248
    700  Piedmont Natural Gas, Inc.                                     30,758
  3,400  Sierra Pacific Resources (a)                                   30,430
  2,300  Teco Energy, Inc.                                              31,119
  1,200  Unisource Energy Corp.                                         29,220
                                                                    ------------
                                                                       207,159
                                                                    ------------

         TOTAL COMMON STOCKS (Cost $1,549,522)                      $1,554,462
                                                                    ------------

================================================================================
 SHARES  REAL ESTATE INVESTMENT TRUSTS - 1.2%                           VALUE
--------------------------------------------------------------------------------
  1,000  Bedford Property Investors, Inc. (Cost $31,205)            $   30,340
                                                                    ------------

         TOTAL SECURITIES SOLD SHORT - 62.5% (Proceeds $1,580,727)  $1,584,802
                                                                    ============


(a) Non-income producing security.


 See accompanying notes to Portfolio of Investments.

TFS MARKET NEUTRAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


1.   SECURITIES VALUATION

The TFS Market Neutral Fund's (the Fund) portfolio securities are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NSYE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. The Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair-value pricing is used, the prices of the securities used to calculate the Fund's NAV may differ from quoted or published prices for the same securities.


2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2004:


     Cost of portfolio investments and securities sold short       $   893,645
                                                                  ==============

     Gross unrealized appreciation                                 $   112,784
     Gross unrealized depreciation                                     (47,932)
                                                                  --------------

     Net unrealized appreciation                                   $    64,852
                                                                  ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   TFS Capital Investment Trust
             -----------------------------------------------------


By (Signature and Title)*     /s/ Larry S. Eiben
                          ----------------------------------------

                          Larry S. Eiben, President


Date       November 29, 2004
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Larry S. Eiben
                          ----------------------------------------

                          Larry S. Eiben, President

Date       November 29, 2004
     -----------------------------------


By (Signature and Title)*     /s/ Mark J. Seger
                           ---------------------------------------

                           Mark J. Seger, Treasurer

Date       November 29, 2004
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.